Condensed financial information of the Company (Condensed Statement of Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Sales tax	$ (54,487,403)	$ (40,278,653)	$ (26,373,671)
General and administrative expenses	(38,829,308)	(27,230,865)	(22,208,545)
Operating income	223,263,860	156,291,973	82,586,704
Interest income	9,018,626	5,293,920	2,218,156
Change in fair value of warrant liability			841,560
Equity in profit of subsidiaries, net			226,579
Income from operations before income taxes	232,282,486	161,642,618	88,455,628
Income taxes	(74,174,627)	(58,637,489)	(37,333,374)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	156,997,595	102,297,870	51,140,211
Comprehensive income, net of tax
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	159,138,443	130,708,722	65,933,302
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Sales tax		(3,104)	(330,904)
General and administrative expenses	(4,422,692)	(2,360,042)	(1,098,624)
Operating income	(4,422,693)	(2,363,146)	(1,429,528)
Interest expense	(9,243,078)	(8,022,254)	(8,497,106)
Interest income	722	6,818	130,128
Change in fair value of warrant liability			841,560
Equity in profit of subsidiaries, net	170,662,644	112,676,827	60,388,873
Income from operations before income taxes	156,997,595	102,298,245	51,433,927
Income taxes		(375)	(293,716)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	156,997,595	102,297,870	51,140,211
Comprehensive income, net of tax
Foreign currency translation adjustments	2,140,848	28,410,852	14,793,091
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 159,138,443	$ 130,708,722	$ 65,933,302